Consolidated statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit after tax for the year		$ 11,574	$ 9,953	$ 13,048
Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and post-retirement healthcare plans		83	(461)	578
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		0	(24)	0
Tax relating to these components of other comprehensive income		(22)	152	(123)
Share of other comprehensive income/(loss) of equity accounted units, net of tax		4	(3)	5
Items that will not be reclassified to profit or loss		65	(336)	460
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[1]	(3,391)	644	(2,399)
Currency translation on operations disposed of, transferred to the income statement		(27)	0	105
Fair value movements:
– Cash flow hedge gains/(losses)		13	30	(167)
– Cash flow hedge losses/(gains) transferred to the income statement		17	(39)	106
Net change in costs of hedging reserve		4	5	4
Tax relating to these components of other comprehensive loss		(10)	1	21
Share of other comprehensive (loss)/income of equity accounted units, net of tax		(45)	14	(27)
Items that will be reclassified to profit or loss		(3,439)	655	(2,357)
Total other comprehensive (loss)/income for the year, net of tax		(3,374)	319	(1,897)
Total comprehensive income for the year	[2]	8,200	10,272	11,151
– attributable to owners of Rio Tinto		8,375	10,335	10,649
– attributable to non-controlling interests		$ (175)	$ (63)	$ 502

[1]	Excludes a currency translation charge of US$317 million (2023: gain of US$47 million; 2022: charge of US$240 million) arising on Rio Tinto Limited’s share capital for the year ended
31 December 2024, which is recognised in the consolidated statement of changes in equity. Refer to the consolidated statement of changes in equity on page 166.

[2]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.